Unaudited Condensed Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Profit for the period	R$ 420,765	R$ 208,359
Adjustments for
Income tax and social contribution expenses (benefit)	(247,199)	(25,685)
Labor provisions	137,718	42,632
Share based long term incentive plan (LTIP)	(38,283)
Depreciation/amortization	237,004	210,837
Provision for legal and administrative claims	49,761	12,033
Chargeback provision	7,547	(16,536)
Credit loss allowance	2,330,314	1,094,836
Interest accrued on third party funds	936,682	166,992
Interest accrued on consumer loans	(1,839,362)	(1,103,369)
Interest accrued on FIDC FGTS senior quotas	122,272	(59,257)
Interest accrued on financial assets	(206,618)	(287,339)
Variations in operating assets and liabilities
Financial assets	9,000	(1,714,414)
Derivative financial instruments	8,820	39,740
Trade receivables and other receivables	(531,429)	(1,920,766)
Consumer loans	(7,013,891)	(5,588,833)
Prepaid expenses	(9,617)	(90,136)
Other assets	(293,981)	(382,724)
Third-party funds	4,809,255	5,205,940
Labor obligations and taxes payable	(493,984)	313,567
Trade payables and other obligations	2,813,856	1,431,548
Obligations to FIDC FGTS quota holders	1,153,108	111,261
Legal and administrative claims	(15,610)
Interest received	1,726,821	1,002,060
Interest paid	(1,615,924)	(813,607)
Income tax and social contribution paid	(1,829,584)	(384,916)
Net cash (used in) from operating activities	627,441	(2,547,777)
Cash flows from investing activities
Acquisition of property, plant and equipment	(26,829)	(45,671)
Acquisition of intangible assets	(351,668)	(312,899)
Net cash (used in) investing activities	(378,497)	(358,570)
Cash flows from financing activities
Share Capital Increase	2,001,246	545,704
Payment of leases	(5,218)	(4,631)
Net cash from financing activities	1,996,028	541,073
Net increase (decrease) in cash and cash equivalents	2,244,971	(2,365,274)
Cash and cash equivalents at the beginning of the period	3,863,395	7,471,673
Cash and cash equivalents at the end of the period	6,108,366	5,106,399
Net increase (decrease) in cash and cash equivalents	R$ 2,244,971	R$ (2,365,274)